                                                             UNITED STATES
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         Washington, DC 20549

                                                               FORM N-PX

                           ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                           811-21923

Exact name of registrant as specified in charter:             Oppenheimer Transition 2020 Fund

Address of principal executive offices:                       6803 South Tucson Way
                                                              Centennial, CO 80112

Name and address of agent for service:                        Robert G. Zack, Executive Vice President and General
                                                              Counsel
                                                              OppenheimerFunds, Inc.
                                                              Two World Financial Center
                                                              225 Liberty Street
                                                              New York, NY 10281-1008

Registrant's telephone number, including area code:           303-768-3200

Date of fiscal year end:                                      2/28

Date of reporting period:                                     07/01/2007-06/30/2008

Item 1.           Proxy Voting Record

======================= OPPENHEIMER TRANSITION 2020 FUND =======================

Oppenheimer Growth Fund Class Y

Ticker:       OGRYX          Security ID:  683967301
Meeting Date: NOV 7, 2007    Meeting Type: Special
Record Date:  JUL 25, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     To approve an Agreement and Plan of       For       For        Management
      Reorganization between Growth Fund and
      Oppenheimer Capital Appreciation Fund
      ("Capital Appreciation Fund"), and the
      transactions contemplated thereby,
      including: (a) the transfer of
      substantially all the assets of Growth
      Fund to Capital Appreciation Fund in
      exchange for Class A, Class B,Class C,
      Class N and Class Y shares of Capital
      Appreciation Fund;(b) the distribution
      of shares of Capital Appreciation Fund
      to the corresponding Class A, Class B,
      Class C, Class N and Class Y shareholders
      of Growth Fund in complete liquidation of
      Growth Fund; and (c) the cancellation of
      the outstanding shares of Growth Fund
      (all of the foregoing being referred to
      as the "Proposal");
2     To act upon such other matters as may     For       For        Management
      properly come before the Meeting

                                                              SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

(Registrant):                       Oppenheimer Transition 2020 Fund

By (Signature and Title)*: John V. Murphy
                           John V. Murphy, President and Principal Executive Officer

Date:    August 15, 2008

*By:     /s/ Randy Legg
         Randy Legg, Attorney in Fact